Note 1 - Organization and Summary of Significant Accounting Policies: Research and Development Costs (Policies)	6 Months Ended
Feb. 28, 2018
Policies
Research and Development Costs

Research and development costs

The Company expenses costs of research and development cost as incurred. The costs for the three months ended February 28, 2018, and three months ended February 28, 2017, were $ 39,857and $79,494 respectively. The costs for the six months ended February 28, 2018, and February 28, 2017, were $84,710 and $151,428 respectively.